Schedule of Investments (unaudited) January 31, 2022	BlackRock LifePath® ESG Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 72.6%
iShares Developed Real Estate Index Fund, Class K	7,644	$86,225
iShares ESG Aware MSCI EAFE ETF(b)	6,070	463,991
iShares ESG Aware MSCI EM ETF	1,851	73,855
iShares ESG Aware MSCI USA ETF	8,440	855,900
iShares ESG Aware MSCI USA Small-Cap ETF	3,496	130,191
iShares MSCI Canada ETF(b)	1,643	62,746
iShares MSCI EAFE Small-Cap ETF	1,053	72,278
iShares MSCI Emerging Markets Small-Cap ETF	398	23,263

		1,768,449

Fixed-Income Funds — 27.4%
iShares ESG Aware U.S. Aggregate Bond ETF	10,043	540,213
iShares TIPS Bond ETF(b)	995	125,907

		666,120

Money Market Funds — 19.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.11%(c)(d)	460,197	460,335
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	1,415	1,415

		461,750

Total Investments — 119.0% (Cost: $2,564,531)		2,896,319
Liabilities in Excess of Other Assets — (19.0)%		(462,434)

Net Assets — 100.0%		$2,433,885

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,041,898	$—	$(581,372	)(a)	$(191)	$—	$460,335	460,197	$1,272	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,283	—	(4,868	)(a)	—	—	1,415	1,415	2		—
iShares Developed Real Estate Index Fund, Class K	89,754	2,702	(3,574)		301	(2,958)	86,225	7,644	1,043		146
iShares ESG Aware MSCI EAFE ETF	494,361	25,711	(28,944)		828	(27,965)	463,991	6,070	7,115		—
iShares ESG Aware MSCI EM ETF	72,435	6,390	(1,559)		(133)	(3,278)	73,855	1,851	1,459		—
iShares ESG Aware MSCI USA ETF	877,033	46,036	(34,801)		4,780	(37,148)	855,900	8,440	2,571		—
iShares ESG Aware MSCI USA Small-Cap ETF	148,330	3,917	(9,751)		735	(13,040)	130,191	3,496	342		—
iShares ESG Aware U.S. Aggregate Bond ETF	551,410	34,617	(31,729)		(1,553)	(12,532)	540,213	10,043	1,459		—
iShares MSCI Canada ETF	65,705	1,891	(3,219)		355	(1,986)	62,746	1,643	814		—
iShares MSCI EAFE Small-Cap ETF	75,030	6,491	(1,541)		(50)	(7,652)	72,278	1,053	1,531		—
iShares MSCI Emerging Markets Small-Cap ETF	23,894	959	(545)		(15)	(1,030)	23,263	398	699		—
iShares TIPS Bond ETF	128,284	2,448	(2,698)		(37)	(2,090)	125,907	995	1,105		—

					$5,020	$(109,679)	$2,896,319		$19,412		$146

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock LifePath® ESG Index 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,768,449	$—	$—	$1,768,449
Fixed-Income Funds	666,120	—	—	666,120
Money Market Funds	461,750	—	—	461,750

	$2,896,319	$—	$—	$2,896,319

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2